INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Current	$ 3,620	$ 2,529	$ 5,977	$ 3,634
Deferred	(985)	1,708	(574)	3,396
Total	$ 2,635	$ 4,237	$ 5,403	$ 7,030